Credit risk concentrations (Details) - Credit Availability Concentration Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Total Credit Exposure
Concentration Risk [Line Items]
Total gross exposure	$ 8,997,688	$ 8,389,785
Total Credit Exposure | Belgium
Concentration Risk [Line Items]
Total gross exposure	2,478	2,815
Total Credit Exposure | Bermuda
Concentration Risk [Line Items]
Total gross exposure	1,854,898	2,001,462
Total Credit Exposure | Canada
Concentration Risk [Line Items]
Total gross exposure	1,417,882	1,198,290
Total Credit Exposure | Cayman Islands
Concentration Risk [Line Items]
Total gross exposure	1,327,634	1,415,416
Total Credit Exposure | France
Concentration Risk [Line Items]
Total gross exposure	207,687	0
Total Credit Exposure | Germany
Concentration Risk [Line Items]
Total gross exposure	1,178	1,637
Total Credit Exposure | Guernsey
Concentration Risk [Line Items]
Total gross exposure	656,974	810,337
Total Credit Exposure | Ireland
Concentration Risk [Line Items]
Total gross exposure	8,672	13,849
Total Credit Exposure | Japan
Concentration Risk [Line Items]
Total gross exposure	121,862	15,831
Total Credit Exposure | Jersey
Concentration Risk [Line Items]
Total gross exposure	292,181	199,161
Total Credit Exposure | Mauritius
Concentration Risk [Line Items]
Total gross exposure	1,055	994
Total Credit Exposure | Norway
Concentration Risk [Line Items]
Total gross exposure	100,148	94,698
Total Credit Exposure | Switzerland
Concentration Risk [Line Items]
Total gross exposure	3,377	1,952
Total Credit Exposure | The Bahamas
Concentration Risk [Line Items]
Total gross exposure	3,975	6,615
Total Credit Exposure | United Kingdom
Concentration Risk [Line Items]
Total gross exposure	2,396,718	1,731,263
Total Credit Exposure | United States
Concentration Risk [Line Items]
Total gross exposure	599,264	894,259
Total Credit Exposure | Other
Concentration Risk [Line Items]
Total gross exposure	1,705	1,206
Cash and cash equivalents, resell agreements and short-term investments
Concentration Risk [Line Items]
Total gross exposure	3,783,511	2,871,959
Cash and cash equivalents, resell agreements and short-term investments | Belgium
Concentration Risk [Line Items]
Total gross exposure	2,478	2,815
Cash and cash equivalents, resell agreements and short-term investments | Bermuda
Concentration Risk [Line Items]
Total gross exposure	37,227	39,843
Cash and cash equivalents, resell agreements and short-term investments | Canada
Concentration Risk [Line Items]
Total gross exposure	1,417,882	1,198,290
Cash and cash equivalents, resell agreements and short-term investments | Cayman Islands
Concentration Risk [Line Items]
Total gross exposure	40,675	46,870
Cash and cash equivalents, resell agreements and short-term investments | France
Concentration Risk [Line Items]
Total gross exposure	207,687	0
Cash and cash equivalents, resell agreements and short-term investments | Germany
Concentration Risk [Line Items]
Total gross exposure	1,178	1,637
Cash and cash equivalents, resell agreements and short-term investments | Guernsey
Concentration Risk [Line Items]
Total gross exposure	1	1
Cash and cash equivalents, resell agreements and short-term investments | Ireland
Concentration Risk [Line Items]
Total gross exposure	8,672	13,849
Cash and cash equivalents, resell agreements and short-term investments | Japan
Concentration Risk [Line Items]
Total gross exposure	121,862	15,831
Cash and cash equivalents, resell agreements and short-term investments | Jersey
Concentration Risk [Line Items]
Total gross exposure	0	0
Cash and cash equivalents, resell agreements and short-term investments | Mauritius
Concentration Risk [Line Items]
Total gross exposure	1,055	994
Cash and cash equivalents, resell agreements and short-term investments | Norway
Concentration Risk [Line Items]
Total gross exposure	100,148	94,698
Cash and cash equivalents, resell agreements and short-term investments | Switzerland
Concentration Risk [Line Items]
Total gross exposure	3,377	1,952
Cash and cash equivalents, resell agreements and short-term investments | The Bahamas
Concentration Risk [Line Items]
Total gross exposure	184	990
Cash and cash equivalents, resell agreements and short-term investments | United Kingdom
Concentration Risk [Line Items]
Total gross exposure	1,240,116	558,724
Cash and cash equivalents, resell agreements and short-term investments | United States
Concentration Risk [Line Items]
Total gross exposure	599,264	894,259
Cash and cash equivalents, resell agreements and short-term investments | Other
Concentration Risk [Line Items]
Total gross exposure	1,705	1,206
Loans
Concentration Risk [Line Items]
Total gross exposure	4,499,300	4,771,608
Loans | Belgium
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Bermuda
Concentration Risk [Line Items]
Total gross exposure	1,631,461	1,772,429
Loans | Canada
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Cayman Islands
Concentration Risk [Line Items]
Total gross exposure	1,068,142	1,171,213
Loans | France
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Germany
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Guernsey
Concentration Risk [Line Items]
Total gross exposure	552,994	630,157
Loans | Ireland
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Japan
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Jersey
Concentration Risk [Line Items]
Total gross exposure	223,964	181,647
Loans | Mauritius
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Norway
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Switzerland
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | The Bahamas
Concentration Risk [Line Items]
Total gross exposure	3,791	5,625
Loans | United Kingdom
Concentration Risk [Line Items]
Total gross exposure	1,018,948	1,010,537
Loans | United States
Concentration Risk [Line Items]
Total gross exposure	0	0
Loans | Other
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet
Concentration Risk [Line Items]
Total gross exposure	714,877	746,218
Off-balance sheet | Belgium
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Bermuda
Concentration Risk [Line Items]
Total gross exposure	186,210	189,190
Off-balance sheet | Canada
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Cayman Islands
Concentration Risk [Line Items]
Total gross exposure	218,817	197,333
Off-balance sheet | France
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Germany
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Guernsey
Concentration Risk [Line Items]
Total gross exposure	103,979	180,179
Off-balance sheet | Ireland
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Japan
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Jersey
Concentration Risk [Line Items]
Total gross exposure	68,217	17,514
Off-balance sheet | Mauritius
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Norway
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Switzerland
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | The Bahamas
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | United Kingdom
Concentration Risk [Line Items]
Total gross exposure	137,654	162,002
Off-balance sheet | United States
Concentration Risk [Line Items]
Total gross exposure	0	0
Off-balance sheet | Other
Concentration Risk [Line Items]
Total gross exposure	$ 0	$ 0